SCHEDULE OF INCOME BEFORE INCOME TAXES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
“Expected” income tax benefit					$ 52,796	$ 51,608
State tax expenses net of Federal Benefit					20,113	19,660
Change in valuation allowance					171,163	305,801
Net operating losses					(244,072)	(377,069)
Income tax provision